Inventories (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Inventories [Abstract]
Raw materials	$ 15,961,896	100,328,496	64,898,313
Work-in-process	695,951	4,374,403	815,487
Finished goods	5,342,134	33,577,981	20,492,020
Total inventories	21,999,981	138,280,880	86,205,820
Raw materials pledged as collateral at carrying value	$ 8,196,007	51,516,000	35,389,200